Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Long-lived assets held and used	$ 0
Total	0
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Long-lived assets held and used	(71,000)
Total	(71,000)
Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	0
Total	0
Impairment loss
Non-Recurring measurements:
Long-lived assets held and used	(43,490)
Total	$ (43,490)